Financial Risk Management - Credit Risk - Net derivative counterparty risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Total derivative assets	$ 256.1	$ 158.9
Obligations that may be offset under net settlement arrangements	(33.0)	(9.6)
Fair value of collateral deposited for the benefit of the company	(216.0)	(116.5)
Excess collateral pledged by the company in favour of counterparties	4.6	4.8
Net derivative counterparty exposure after net settlement and collateral arrangements	11.7	37.6
Excess collateral pledged by counterparties	$ 68.4	$ 22.5